Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO (1)	CAP to PEO (2)	Average SCT Total for Non-PEO NEOs (1)	Average CAP to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On (3):		Net Income (in thousands) (4) (5)	FFO Per Share (5) (6)
					Cousins TSR	Peer Group TSR
2024	$7,989,586	$13,830,749	$2,275,683	$3,466,594	$92.87	$76.95	$46,851	$2.69

2023	$6,656,421	$7,106,946	$1,978,105	$2,123,193	$70.05	$63.34	$83,816	$2.62

2022	$5,572,678	$2,819,861	$1,703,776	$983,204	$68.67	$62.07	$167,445	$2.72

2021	$4,804,609	$6,911,912	$1,604,836	$2,155,707	$105.10	$99.51	$278,996	$2.75

2020	$3,907,620	$3,832,536	$1,347,759	$1,288,015	$85.24	$81.56	$238,114	$2.78

Company Selected Measure Name	FFO per share
Named Executive Officers, Footnote	Amounts reflect total compensation reported in the SCT for our principal executive officer (the “PEO”), M. Colin Connolly, and an average of total compensation reported in the SCT for our four other non-PEO NEOs for each applicable year. The non-PEO NEOs in each of the 2024, 2023, 2022, and 2021 periods were Gregg D. Adzema, Kennedy Hicks, Richard G. Hickson IV, and John S. McColl. The non-PEO NEOs for the 2020 period were Gregg D. Adzema, Pamela F. Roper, Richard G. Hickson, and John S. McColl.

Peer Group Issuers, Footnote	With respect to the Market Based RSUs granted in 2021, our TSR Peer Group was originally the companies included in the SNL US Office REIT
Index as of January 1, 2021, that remained publicly traded on an established exchange for the entire performance period. With the discontinuance of that index, our Compensation Committee determined that our TSR Peer Group would be members of the FTSE Nareit Equity Office Index for the entirety of the respective performance periods. As shown in the chart below, the calculated CAP for both the PEO and the Non-PEO NEOs is correlated with the Company’s TSR for each of the years set forth in the table above, which begins with an initial fixed $100 investment on
December 31, 2019. This is due primarily to the Company’s use of equity awards in the long-term incentive compensation plan, which results in the alignment of the value of our executives’ outstanding and unvested awards with shareholders’ interests. As described in detail in the Compensation
Discussion and Analysis beginning on page 47, the value of the awards issued under our long-term incentive compensation program are directly linked to stock price and represent a substantial portion of our NEOs’ compensation which serves to align our executives’ interests with our shareholders’ interests. The impact of equity incentive compensation is greater for the PEO’s CAP calculation because the portion of his compensation that is delivered in the form of equity incentives is greater than that portion for the Non-PEO NEOs. During the covered years, the
CAP to the PEO and the Non-PEO NEOs moved in the same direction as the Company’s TSR.

PEO Total Compensation Amount	$ 7,989,586	$ 6,656,421	$ 5,572,678	$ 4,804,609	$ 3,907,620
PEO Actually Paid Compensation Amount	$ 13,830,749	7,106,946	2,819,861	6,911,912	3,832,536
Adjustment To PEO Compensation, Footnote	Amounts reflect CAP as computed in accordance with SEC rules. Stock compensation in the SCT is reflective of the grant date fair value of awards granted in the respective years. See tables below for the detail of the adjustments made to SCT in calculation of CAP. The Company does not maintain a defined benefit pension plan, so no pension adjustments were made. The CAP reflected below does not reflect the actual amount of compensation delivered to our NEOs during the applicable year as it includes changes in the value of stock compensation for awards which remained unvested at the end of the applicable year.

PEO Reconciliation of SCT to CAP:	2024	2023	2022	2021	2020
SCT Total for PEO	$7,989,586	$6,656,421	$5,572,678	$4,804,609	$3,907,620

PEO Adjustments: (A)
Remove stock compensation included in SCT	(5,736,747)	(4,602,915)	(3,828,832)	(2,999,439)	(2,403,537)
Add Fair value of awards granted in year and unvested as of year-end	8,210,623	4,478,060	2,713,764	4,002,325	2,253,804
Add (subtract) changes in fair value from prior year-end to current year-end of awards granted prior to year that were unvested as of year-end	3,412,574	131,326	(1,860,649)	904,595	(62,185)
Add (subtract) changes in fair value from prior year-end to current vesting date for awards that vested during the year (B)	(204,329)	329,666	(45,565)	(12,480)	13,772
Add Dividends Paid on Unvested Awards (C)	159,042	114,388	268,465	212,302	123,062
Total Adjustments	5,841,163	450,525	(2,752,817)	2,107,303	(75,084)

CAP to PEO	$13,830,749	$7,106,946	$2,819,861	$6,911,912	$3,832,536
In calculating the necessary adjustments to the SCT, fair values of equity awards were determined as follows:
•The fair value of the Market RSUs settled in company shares reflects the fair market value per RSU determined using a Monte Carlo valuation as of December 31 for each respective year, with the exception of the value of RSUs vesting on December 31 of each year, which is based on the closing share price of Cousins Common Stock times the completed achievement of this award. The December 31, 2020, December 31, 2021, and December 31, 2024 vestings of the 2018 RSU award, 2019 RSU award, and 2022 RSU award, respectively, each reflected performance of
200%. The December 31, 2022 vesting of the 2020 RSU award reflected performance of 194%, and the December 31, 2023 vesting of the 2021
RSU award reflected performance of 167%.
•The fair value of the Performance RSUs settled in company shares reflects the closing price of Cousins Common Stock as of December 31, for each respective year multiplied by the shares to be awarded upon vesting (using the most probable outcome of the performance condition for performance based awards).
•The fair value of the Service, Performance, and Market Based RSUs settled in cash, reflects the average of the closing price of Cousins Common
Stock of each trading day in the 30 day period ending on December 31 for each respective year or the vesting date (for awards that vested during the year at a date other than year end) times the shares awarded or to be awarded upon vesting (using the most probable outcome of the performance or market condition for performance and market based awards).
•The fair value of restricted stock reflects the closing price of Cousins Common Stock as of December 31, for each respective year multiplied by the number of shares outstanding or, for awards that vested during the year, the closing price of Cousins Stock as of the vesting date multiplied by the number of shares that vested.
This is inclusive of RSUs with a three-year performance measurement period that ended on December 31 of the prior year, but were not settled until the subsequent January or February.
Our restricted stock award recipients, including our NEOs, receive dividend payments on restricted stock prior to vesting. These amounts reflect the dividends actually paid with respect to unvested restricted stock in the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 2,275,683	1,978,105	1,703,776	1,604,836	1,347,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,466,594	2,123,193	983,204	2,155,707	1,288,015
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect CAP as computed in accordance with SEC rules. Stock compensation in the SCT is reflective of the grant date fair value of awards granted in the respective years. See tables below for the detail of the adjustments made to SCT in calculation of CAP. The Company does not maintain a defined benefit pension plan, so no pension adjustments were made. The CAP reflected below does not reflect the actual amount of compensation delivered to our NEOs during the applicable year as it includes changes in the value of stock compensation for awards which remained unvested at the end of the applicable year.

Non-PEO Reconciliation of SCT to CAP:	2024	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs	$2,275,683	$1,978,105	$1,703,776	$1,604,836	$1,347,759

Non-PEO NEO Adjustments: (A)
Remove stock compensation included in SCT	(1,158,022)	(940,229)	(809,396)	(695,329)	(580,853)
Add Fair value of awards granted in year and unvested as of year-end	1,657,399	912,631	573,678	917,167	544,666
Add (subtract) changes in fair value from prior year-end to current year-end of awards granted prior to year that were unvested as of year-end	725,807	32,869	(533,304)	266,850	(85,122)
Add (subtract) changes in fair value from prior year-end to current vesting date for awards that vested during the year (B)	(66,810)	115,671	(11,274)	3,186	8,509
Add Dividends Paid on Unvested Awards (C)	32,537	24,146	59,724	58,997	53,056
Total Adjustments	1,190,911	145,088	(720,572)	550,871	(59,744)

Average CAP to Non-PEO NEOs	$3,466,594	$2,123,193	$983,204	$2,155,707	$1,288,015
In calculating the necessary adjustments to the SCT, fair values of equity awards were determined as follows:
•The fair value of the Market RSUs settled in company shares reflects the fair market value per RSU determined using a Monte Carlo valuation as of December 31 for each respective year, with the exception of the value of RSUs vesting on December 31 of each year, which is based on the closing share price of Cousins Common Stock times the completed achievement of this award. The December 31, 2020, December 31, 2021, and December 31, 2024 vestings of the 2018 RSU award, 2019 RSU award, and 2022 RSU award, respectively, each reflected performance of
200%. The December 31, 2022 vesting of the 2020 RSU award reflected performance of 194%, and the December 31, 2023 vesting of the 2021
RSU award reflected performance of 167%.
•The fair value of the Performance RSUs settled in company shares reflects the closing price of Cousins Common Stock as of December 31, for each respective year multiplied by the shares to be awarded upon vesting (using the most probable outcome of the performance condition for performance based awards).
•The fair value of the Service, Performance, and Market Based RSUs settled in cash, reflects the average of the closing price of Cousins Common
Stock of each trading day in the 30 day period ending on December 31 for each respective year or the vesting date (for awards that vested during the year at a date other than year end) times the shares awarded or to be awarded upon vesting (using the most probable outcome of the performance or market condition for performance and market based awards).
•The fair value of restricted stock reflects the closing price of Cousins Common Stock as of December 31, for each respective year multiplied by the number of shares outstanding or, for awards that vested during the year, the closing price of Cousins Stock as of the vesting date multiplied by the number of shares that vested.
This is inclusive of RSUs with a three-year performance measurement period that ended on December 31 of the prior year, but were not settled until the subsequent January or February.
Our restricted stock award recipients, including our NEOs, receive dividend payments on restricted stock prior to vesting. These amounts reflect the dividends actually paid with respect to unvested restricted stock in the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	The chart below shows the relationship between CAP (for both our PEO and Non-PEO NEOs) and two financial performance measures, Net Income and FFO per share.
Compensation Actually Paid vs. Company Selected Measure	The chart below shows the relationship between CAP (for both our PEO and Non-PEO NEOs) and two financial performance measures, Net Income and FFO per share.
Tabular List, Table

Performance Measures	Measurement Type
FFO per share	Non-GAAP financial measure
Leasing Activity Volume	Statistical / non-financial measure
Net Effective Rent	Statistical / non-financial measure

Total Shareholder Return Amount	$ 92.87	70.05	68.67	105.10	85.24
Peer Group Total Shareholder Return Amount	76.95	63.34	62.07	99.51	81.56
Net Income (Loss)	$ 46,851,000	$ 83,816,000	$ 167,445,000	$ 278,996,000	$ 238,114,000
Company Selected Measure Amount | $ / shares	2.69	2.62	2.72	2.75	2.78
PEO Name	M. Colin Connolly
Additional 402(v) Disclosure	See the Company’s Consolidated Statements of Operations as presented in its Annual Report on Form 10-K Filed on February 6, 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	FFO per share
Non-GAAP Measure Description	The Company believes FFO per share represents its most important financial performance measure in setting pay-for-performance, other than TSR and Net Income, for the most recently completed fiscal year. FFO per share represents 40% of our 2024 cash bonus program goals. In addition, the cumulative three-year FFO per share is used to determine the shares to be awarded at the end of the three-year vesting period of our Performance-
based RSUs. See Appendix A for reconciliation from Net Income Available to Common Stockholders per share to FFO per share and further discussion of these and other performance measures on page 103.

Measure:: 2
Pay vs Performance Disclosure
Name	Leasing Activity Volume
Measure:: 3
Pay vs Performance Disclosure
Name	Net Effective Rent
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,841,163	$ 450,525	$ (2,752,817)	$ 2,107,303	$ (75,084)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,736,747)	(4,602,915)	(3,828,832)	(2,999,439)	(2,403,537)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,210,623	4,478,060	2,713,764	4,002,325	2,253,804
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,412,574	131,326	(1,860,649)	904,595	(62,185)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,329)	329,666	(45,565)	(12,480)	13,772
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,042	114,388	268,465	212,302	123,062
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,190,911	145,088	(720,572)	550,871	(59,744)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,158,022)	(940,229)	(809,396)	(695,329)	(580,853)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,657,399	912,631	573,678	917,167	544,666
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	725,807	32,869	(533,304)	266,850	(85,122)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,810)	115,671	(11,274)	3,186	8,509
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 32,537	$ 24,146	$ 59,724	$ 58,997	$ 53,056